Investment Securities - Amortized Cost and Fair Value of Available for Sale Securities Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Due within one year, Amortized Cost	$ 5,147
Due after one but within five years, Amortized Cost	57,711
Due after five but within ten years, Amortized Cost	21,537
Due after ten years, Amortized Cost	5,715
Mortgage backed securities, Amortized Cost	27,748
Available-for-sale Securities, Amortized Cost	112,362	101,131
Due within one year, Estimated Fair Value	5,175
Due after one but within five years, Estimated Fair Value	58,043
Due after five but within ten years, Estimated Fair Value	21,603
Due after ten years, Estimated Fair Value	5,881
Mortgage backed securities, Estimated Fair Value	27,572
Fair Value	$ 112,824	$ 100,280